Supplemental Cash Flow Information - Schedule of Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash interest paid	$ 23.4	$ 31.0	$ 19.5
Cash corporate income tax paid	$ 0	$ 0	$ 0